Common Stock (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of Common Stock Activity	The following table provides the activity in the Equity Shelf Program for the three-month and life-to-date periods ended December 31, 2019:

	Three Months Ended	Life-To-Date Ended
	December 31, 2019
Gross proceeds	$24,999,876	$124,337,247
Less: agent commissions	(249,999)	(1,243,372)
Net proceeds	$24,749,877	$123,093,875
Number of shares sold	331,990	1,478,945
Weighted average price per share	$75.30	$84.07